Business and segmental reporting - Additional information (Details)	12 Months Ended
Dec. 31, 2021 item
Concentration Risk [Line Items]
Number Of Vessels Employed	11
Chemical Tankers [Member]
Concentration Risk [Line Items]
Number Of Vessels Employed	4